Revenue and Geography Information (Details) ¥ in Thousands, $ in Thousands	Sep. 30, 2023 CNY (¥)	Sep. 30, 2023 USD ($)	Mar. 31, 2023 CNY (¥)
Revenue and Geography Information [Line Items]
Other non-current assets	¥ 222	$ 31
Intangible assets	1,100		1,800
Other Non-current Assets [Member]
Revenue and Geography Information [Line Items]
Other non-current assets	¥ 200